Income Taxes - Summary of Reconciliation Between Effective Income Tax Rate And PRC Statutory Income Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Corporate income tax rate	50.00%	50.00%
Percent of shares based compensation not taxable	7.79%
PRC Enterprise Income Tax
Income Taxes [Line Items]
Percent of shares based compensation not taxable	3.52%